Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Notes payable, outstanding	$ 0		$ 5,000
Due to director	210,434		218,273
Director [Member]
Related Party Transaction [Line Items]
Professional fees	$ 0	$ 9,900	28,100	$ 54,500
Due to director			$ 218,000